UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                           Boston, Massachusetts 02110
               (Address of principal executive offices) (Zip code)

                                  James F. Volk
                               c/o SEI Corporation
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: APRIL 30, 2006

                     DATE OF REPORTING PERIOD: JULY 31, 2005

ITEM 1.   SCHEDULE OF INVESTMENTS

THE ADVISORS' INNER CIRCLE FUND                        CAMBIAR OPPORTUNITY FUND
                                                       JULY 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 93.0%
--------------------------------------------------------------------------------
                                                       SHARES          VALUE
                                                   -------------   -------------
APPAREL/TEXTILES -- 1.8%
    Jones Apparel Group ..........................     305,000     $  9,323,850
                                                                   ------------
BANKING -- 4.9%
    Bank of America ..............................     325,000       14,170,000
    US Bancorp ...................................     350,000       10,521,000
                                                                   ------------
                                                                     24,691,000
                                                                   ------------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 2 6%
    News, Cl A ...................................     800,000       13,104,000
                                                                   ------------
CABLE TV -- 2.6%
    DIRECTV Group* ...............................     850,000       13,090,000
                                                                   ------------
CHEMICALS -- 2.2%
    E.I. du Pont de Nemours ......................     260,000       11,096,800
                                                                   ------------
COMPUTER SOFTWARE -- 5.1%
    Microsoft ....................................   1,000,000       25,610,000
                                                                   ------------
COMPUTERS & SERVICES -- 6.3%
    Cadence Design Systems* ......................     700,000       11,263,000
    First Data ...................................     500,000       20,570,000
                                                                   ------------
                                                                     31,833,000
                                                                   ------------
CONSUMER STAPLES -- 1.6%
    Brinker International* .......................      94,000        3,844,600
    CVS ..........................................     130,000        4,033,900
                                                                   ------------
                                                                      7,878,500
                                                                   ------------
ENTERTAINMENT -- 1.8%
    Carnival .....................................     172,500        9,039,000
                                                                   ------------
FINANCIAL SERVICES -- 2.4%
    Morgan Stanley ...............................     230,000       12,201,500
                                                                   ------------
FOOD, BEVERAGE & TOBACCO -- 5.7%
    Altria Group .................................     220,000       14,731,200
    Tyson Foods, Cl A ............................     750,000       13,980,000
                                                                   ------------
                                                                     28,711,200
                                                                   ------------
INSURANCE -- 13.5%
    ACE ..........................................     245,000       11,321,450
    Allstate .....................................     110,000        6,738,600

THE ADVISORS' INNER CIRCLE FUND                        CAMBIAR OPPORTUNITY FUND
                                                       JULY 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------
                                                       SHARES          VALUE
                                                   -------------   -------------
INSURANCE (CONTINUED)
    Assured Guaranty Ltd. ........................     350,000     $  8,347,500
    Conseco* .....................................     470,000       10,250,700
    ING Groep ADR ................................     320,000        9,676,800
    MBIA .........................................     205,000       12,451,700
    St. Paul Travelers ...........................     210,000        9,244,200
                                                                   ------------
                                                                     68,030,950
                                                                   ------------
MACHINERY -- 2.4%
    Eaton ........................................      49,000        3,201,660
    Illinois Tool Works ..........................     105,000        8,993,250
                                                                   ------------
                                                                     12,194,910
                                                                   ------------
MEDICAL PRODUCTS & SERVICES -- 7.8%
    Boston Scientific* ...........................     480,000       13,896,000
    Cigna ........................................      97,500       10,408,125
    HCA ..........................................     200,000        9,850,000
    Humana* ......................................     135,000        5,379,750
                                                                   ------------
                                                                     39,533,875
                                                                   ------------
METALS -- 2.5%
    Alcoa ........................................     450,000       12,622,500
                                                                   ------------
PACKAGING -- 1.5%
    Pactiv* ......................................     350,000        7,707,000
                                                                   ------------
PETROLEUM & FUEL PRODUCTS -- 9.3%
    BJ Services ..................................     210,000       12,807,900
    Chevron ......................................     350,000       20,303,500
    Halliburton ..................................     250,000       14,012,500
                                                                   ------------
                                                                     47,123,900
                                                                   ------------
PHARMACEUTICALS -- 8.3%
    GlaxoSmithKline ADR ..........................     230,000       10,911,200
    Pfizer .......................................     600,000       15,900,000
    Wyeth ........................................     325,000       14,868,750
                                                                   ------------
                                                                     41,679,950
                                                                   ------------
PROFESSIONAL SERVICES -- 1.1%
    Jacobs Engineering Group* ....................      95,000        5,593,600
                                                                   ------------
RETAIL -- 5.4%
    Home Depot ...................................     275,000       11,965,250
    Limited Brands ...............................     350,000        8,533,000

THE ADVISORS' INNER CIRCLE FUND                        CAMBIAR OPPORTUNITY FUND
                                                       JULY 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------
                                                  SHARES/CONTRACTS     VALUE
                                                  ---------------- -------------
RETAIL (CONTINUED)
    Target .......................................     115,000     $  6,756,250
                                                                   ------------
                                                                     27,254,500
                                                                   ------------
SEMICONDUCTORS -- 2.3%
    Applied Materials* ...........................     625,000       11,537,500
                                                                   ------------
TOYS & GAMES -- 1.9%
    Mattel .......................................     500,000        9,325,000
                                                                   ------------

    TOTAL COMMON STOCK
        (Cost $430,261,439) ......................                  469,182,535
                                                                   ------------
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 10.0%
--------------------------------------------------------------------------------
    HighMark Diversified Money Market Fund .......  20,171,774       20,171,774
    HighMark U.S. Government Money Market Fund ...  20,171,774       20,171,774
    Union Bank of California Money Market Fund ...   9,930,464        9,930,464
                                                                   ------------

    TOTAL SHORT-TERM INVESTMENTS
        (Cost $50,274,012)........................                   50,274,012
                                                                   ------------
--------------------------------------------------------------------------------
OPTIONS -- 0.7%
--------------------------------------------------------------------------------
    Microsoft, January 2007, $17, Call ...........       1,500        1,410,000
    Microsoft, January 2008, $15, Call ...........       1,000        1,160,000
    Microsoft, January 2008, $20, Call ...........       1,000          750,000
                                                                   ------------

    TOTAL OPTIONS
        (Cost $3,286,952).........................                    3,320,000
                                                                   ------------

    TOTAL INVESTMENTS -- 103.7%
        (Cost $483,822,403)+......................                 $522,776,547
                                                                   ============
         PERCENTAGES ARE BASED ON NET ASSETS OF $504,291,305.
       * NON-INCOME PRODUCING SECURITY
     ADR AMERICAN DEPOSITORY RECEIPT
      CL CLASS
    LTD. LIMITED

       + AT JULY 31, 2005, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS
         $483,822,403, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $45,287,017 AND $(6,332,873), RESPECTIVELY.

         FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

         CMB-QH-001-0300

THE ADVISORS' INNER CIRCLE FUND                        CAMBIAR INTERNATIONAL
                                                       EQUITY FUND
                                                       JULY 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 95.1%
--------------------------------------------------------------------------------
                                                       SHARES          VALUE
                                                   -------------   -------------
BELGIUM -- 4.4%
    Fortis* ......................................      25,000      $   730,857
    KBC Groep* ...................................       7,300          582,176
                                                                    -----------
                                                                      1,313,033
                                                                    -----------
FRANCE -- 11.2%
    Accor* .......................................      18,000          917,725
    Lafarge ......................................       9,295          880,745
    Pinault-Printemps-Redoute ....................       6,000          606,288
    Renault ......................................      10,000          916,929
                                                                    -----------
                                                                      3,321,687
                                                                    -----------
GERMANY -- 7.3%
    Bayerische Motoren Werke .....................      30,000        1,406,757
    Deutsche Telekom .............................      38,000          751,640
                                                                    -----------
                                                                      2,158,397
                                                                    -----------
HONG KONG -- 4.2%
    Clear Media* .................................     333,000          297,688
    Lenovo Group .................................   2,800,000          945,411
                                                                    -----------
                                                                      1,243,099
                                                                    -----------
IRELAND -- 4.9%
    Bank of Ireland ..............................      50,000          834,082
    Independent News & Media .....................     200,000          616,506
    Waterford Wedgwood* ..........................     154,260           11,242
                                                                    -----------
                                                                      1,461,830
                                                                    -----------
JAPAN -- 9.3%
    Canon ADR ....................................      22,000        1,081,740
    Sharp ........................................      65,000          983,721
    TDK ..........................................      10,000          687,913
                                                                    -----------
                                                                      2,753,374
                                                                    -----------
NETHERLANDS -- 12.7%
    Aegon ........................................      46,619          667,118
    ASM International* ...........................      40,000          614,663
    Buhrmann .....................................      80,442          912,359
    CSM ..........................................      20,000          633,077

THE ADVISORS' INNER CIRCLE FUND                        CAMBIAR INTERNATIONAL
                                                       EQUITY FUND
                                                       JULY 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------
                                                       SHARES          VALUE
                                                   -------------   -------------
NETHERLANDS (CONTINUED)
    ING Groep ....................................      30,858      $   934,430
                                                                    -----------
                                                                      3,761,647
                                                                    -----------
SPAIN -- 2.8%
    Repsol YPF ...................................      30,000          839,338
                                                                    -----------
SWITZERLAND -- 9.0%
    Nestle .......................................       3,000          825,678
    Swatch Group, Cl B ...........................       7,500        1,078,573
    Swiss Life Holding ...........................       5,300          749,337
                                                                    -----------
                                                                      2,653,588
                                                                    -----------
TAIWAN -- 4.2%
    Taiwan Semiconductor Manufacturing ...........      66,000          566,940
    United Microelectronics* .....................     173,000          666,050
                                                                    -----------
                                                                      1,232,990
                                                                    -----------
UNITED KINGDOM -- 25.1%
    BAE Systems ..................................     133,873          724,795
    Boots Group ..................................      70,000          745,491
    BP ADR .......................................       9,000          592,920
    GlaxoSmithKline ADR ..........................      15,000          711,600
    Kingfisher ...................................     154,643          699,739
    Lloyds TSB Group .............................      96,117          813,497
    Misys ........................................     150,000          618,329
    Royal Bank of Scotland Group .................      25,000          743,939
    Ted Baker ....................................      50,000          435,305
    Vodafone Group ADR ...........................      30,000          774,900
    WPP Group ....................................      55,000          582,060
                                                                    -----------
                                                                      7,442,575
                                                                    -----------

    TOTAL FOREIGN COMMON STOCK
        (Cost $24,412,517)........................                   28,181,558
                                                                    -----------
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT -- 1.8%
--------------------------------------------------------------------------------
    Union Bank of California Money Market Fund
         (Cost $516,000)..........................     516,000          516,000
                                                                    -----------

    TOTAL INVESTMENTS -- 96.9%
        (Cost $24,928,517)+.......................                  $28,697,558
                                                                    ===========

THE ADVISORS' INNER CIRCLE FUND                        CAMBIAR INTERNATIONAL
                                                       EQUITY FUND
                                                       JULY 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

         PERCENTAGES ARE BASED ON NET ASSETS OF $29,629,546.
       * NON-INCOME PRODUCING SECURITY
     ADR AMERICAN DEPOSITORY RECEIPT
      CL CLASS

       + AT JULY 31, 2005, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS
         $24,928,517, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $4,163,984 AND $(394,943), RESPECTIVELY.

         FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

         CMB-QH-002-0300

THE ADVISORS' INNER CIRCLE FUND                        CAMBIAR CONQUISTADOR FUND
                                                       JULY 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 94.7%
--------------------------------------------------------------------------------
                                                       SHARES          VALUE
                                                   -------------     -----------
AEROSPACE/DEFENSE EQUIPMENT -- 2.0%
    Alliant Techsystems* .........................         750       $   54,750
                                                                     ----------
APPAREL/TEXTILES -- 3.0%
    Kellwood .....................................       2,000           48,620
    Reebok International Ltd. ....................         800           33,840
                                                                     ----------
                                                                         82,460
                                                                     ----------
BANKS -- 3.8%
    NewAlliance Bancshares .......................       3,420           49,419
    Pacific Capital Bancorp ......................       1,600           54,752
                                                                     ----------
                                                                        104,171
                                                                     ----------
BUSINESS SERVICES -- 3.9%
    Digitas* .....................................       4,700           53,016
    eFunds* ......................................       3,000           54,780
                                                                     ----------
                                                                        107,796
                                                                     ----------
CHEMICALS -- 7.1%
    Chemtura .....................................       3,112           48,990
    Cytec Industries .............................       1,200           54,456
    Lubrizol .....................................       1,300           57,200
    Valspar ......................................         700           34,342
                                                                     ----------
                                                                        194,988
                                                                     ----------
COMPUTER SOFTWARE -- 1.9%
    JDA Software Group* ..........................       3,700           52,577
                                                                     ----------
CONSUMER DISCRETIONARY -- 4.3%
    Herbalife Ltd.* ..............................       2,700           62,073
    Tempur-Pedic International* ..................       3,200           55,072
                                                                     ----------
                                                                        117,145
                                                                     ----------
CONSUMER STAPLES -- 1.5%
    Ruby Tuesday .................................       1,600           40,032
                                                                     ----------
ENTERTAINMENT -- 2.2%
    Magna Entertainment, Cl A* ...................       8,500           58,565
                                                                     ----------
FINANCE -- 2.9%
    Alliance Capital Management Holding ..........       1,000           45,530

THE ADVISORS' INNER CIRCLE FUND                        CAMBIAR CONQUISTADOR FUND
                                                       JULY 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------
                                                       SHARES          VALUE
                                                   -------------     -----------
FINANCE (CONTINUED)
    Saxon Capital ................................       2,100       $   33,789
                                                                     ----------
                                                                         79,319
                                                                     ----------
FOOD, BEVERAGE & TOBACCO -- 4.1%
    Del Monte Foods* .............................       4,800           53,952
    Hain Celestial Group* ........................       2,900           57,507
                                                                     ----------
                                                                        111,459
                                                                     ----------
INDUSTRIAL -- 3.7%
    Hughes Supply ................................       1,900           53,998
    Nordson ......................................       1,400           46,718
                                                                     ----------
                                                                        100,716
                                                                     ----------
INSURANCE -- 5.6%
    Aspen Insurance Holdings Ltd. ................       1,700           48,297
    Max Re Capital Ltd. ..........................       2,300           52,785
    Quanta Capital Holdings Ltd.* ................       7,900           52,535
                                                                     ----------
                                                                        153,617
                                                                     ----------
MACHINERY -- 3.6%
    Crane ........................................       1,800           56,070
    Kennametal ...................................         900           42,777
                                                                     ----------
                                                                         98,847
                                                                     ----------
MEDICAL PRODUCTS & SERVICES -- 7.6%
    Community Health Systems* ....................       1,300           50,193
    Health Net* ..................................       1,100           42,680
    Ventiv Health* ...............................       2,800           61,600
    WebMD* .......................................       5,000           53,050
                                                                     ----------
                                                                        207,523
                                                                     ----------
PERSONAL CREDIT INSTITUTIONS -- 1.6%
    Collegiate Funding Services * ................       3,000           44,520
                                                                     ----------
PETROLEUM & FUEL PRODUCTS -- 5.1%
    Oil States International* ....................       2,300           68,034
    Tetra Technologies* ..........................       1,800           71,766
                                                                     ----------
                                                                        139,800
                                                                     ----------
PHARMACEUTICALS -- 1.5%
    Cephalon* ....................................       1,000           41,900
                                                                     ----------

THE ADVISORS' INNER CIRCLE FUND                        CAMBIAR CONQUISTADOR FUND
                                                       JULY 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------
                                                       SHARES          VALUE
                                                   -------------     -----------
RETAIL -- 11.2%
    AnnTaylor Stores* ............................       1,800       $   46,386
    Cost Plus* ...................................       2,300           51,819
    New York & Co* ...............................       2,300           54,142
    Pacific Sunwear of California* ...............       2,200           53,658
    Talbots ......................................       1,400           47,838
    Zale* ........................................       1,500           51,000
                                                                     ----------
                                                                        304,843
                                                                     ----------
SEMICONDUCTORS -- 9.9%
    Anadigics* ...................................      24,000           60,240
    Cymer* .......................................       2,000           69,400
    Intersil, Cl A ...............................       2,600           50,362
    MEMC Electronic Materials* ...................       2,100           35,679
    MIPS Technologies* ...........................       7,800           55,302
                                                                     ----------
                                                                        270,983
                                                                     ----------
TECHNOLOGY -- 6.7%
    NDS Group ADR* ...............................       1,900           68,837
    Polycom* .....................................       3,000           49,710
    RSA Security* ................................       5,000           64,750
                                                                     ----------
                                                                        183,297
                                                                     ----------
TRUCKING -- 1.4%
    Wabash National ..............................       1,800           38,718
                                                                     ----------

    TOTAL COMMON STOCK
        (Cost $2,259,503).........................                    2,588,026
                                                                     ----------
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 5.3%
--------------------------------------------------------------------------------
    HighMark Diversified Money Market Fund .......     109,371          109,371
    HighMark U.S. Government Money Market Fund ...      36,150           36,150
                                                                     ----------

    TOTAL SHORT-TERM INVESTMENTS
        (Cost $145,521)...........................                      145,521
                                                                     ----------

    TOTAL INVESTMENTS -- 100.0%
        (Cost $2,405,024)+........................                   $2,733,547
                                                                     ==========

         PERCENTAGES ARE BASED ON NET ASSETS OF $2,733,988.
       * NON-INCOME PRODUCING SECURITY
     ADR AMERICAN DEPOSITARY RECEIPT
      CL CLASS

THE ADVISORS' INNER CIRCLE FUND                        CAMBIAR CONQUISTADOR FUND
                                                       JULY 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

    LTD. LIMITED

       + AT JULY 31, 2005, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS
         $2,405,024, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $393,930 AND $(65,407), RESPECTIVELY.

         FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

         CMB-QH-003-0300

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                    The Advisors' Inner Circle Fund


By (Signature and Title)*                       /s/ James F. Volk
                                                ----------------------
                                                James F. Volk
                                                President


Date September 14, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                       /s/ James F. Volk
                                                ----------------------
                                                James F. Volk
                                                President


Date September 14, 2005

By (Signature and Title)*                       /s/ Michael Lawson
                                                -----------------------
                                                Michael Lawson
                                                Controller & CFO


Date September 14, 2005

* Print the name and title of each signing officer under his or her signature.